MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

February 19, 2013

VIA EDGAR AND E-MAIL

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

Re:                             Protective Life Insurance Company

Protective Variable Annuity Separate Account, No. 811-8108

Protective Variable Annuity, No. 333-179649

Post-Effective Amendment No. 4 to Registration Statement on Form N-4

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933 (the “Securities Act”), the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 4 to the Form N-4 registration statement for certain variable annuity contracts (“Protective Variable Annuity “) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 principally to revise the payment factors used to calculate the annual Optimal Withdrawal Amount under the Protective Income Manager rider and to modify the SecurePay NH benefit.  Both changes would be effective May 1, 2013.

If you have any questions, or require any additional information, please contact me at 205.268.3581. You may also contact Fred Bellamy with Sutherland Asbill & Brennan at 202.383.0126.  We thank you for your assistance with this filing.

Very truly yours,

/s/ Max Berueffy

Max Berueffy

Cc:	Fred Bellamy, Esq.
Sutherland Asbill & Brennan